Securities (Summary of Equity Securities Net Realized Gains (Losses) Explanatory) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Equity Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Fair value	$ 42	$ 45
Cumulative realized gain/(loss)	0	(3)
FHLB Stock [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Fair value	159	0
Cumulative realized gain/(loss)	$ 0	$ 0